CONSOLIDATED STATEMENTS OF CASH FLOWS - DIRECT METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash collection from operating activities
Proceeds from sales of goods and services	$ 14,037,848	$ 13,397,385	$ 10,549,542
Other cash receipts from operating activities	212,750	169,692	117,118
Payments for operating activities
Payments to suppliers for the supply goods and services	(9,458,249)	(9,689,508)	(9,113,130)
Payments to and on behalf of employees	(1,419,825)	(1,304,696)	(1,039,336)
Other payments for operating activities	(344,911)	(270,580)	(272,823)
Income taxes (paid)	(43,439)	(18,379)	(14,314)
Other cash inflows (outflows)	122,153	(20,346)	(130,260)
Net cash (outflow) inflow from operating activities	3,106,327	2,263,568	96,797
Cash flows from investing activities
Other cash receipts from sales of equity or debt instruments of other entities	0	0	417
Other payments to acquire equity or debt instruments of other entities	0	0	(331)
Amounts raised from sale of property, plant and equipment	97,303	46,524	56,377
Purchases of property, plant and equipment	(1,325,463)	(795,787)	(780,538)
Purchases of intangible assets	(94,412)	(68,052)	(50,116)
Interest received	118,437	98,552	18,934
Other cash inflows (outflows)	34,469	59,258	6,300
Net cash (outflow) inflow from investing activities	(1,169,666)	(659,505)	(748,957)
Cash flows from (used in) financing activities
Proceeds from the issuance of shares	0	0	549,038
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	0	(23)	0
Amounts from the issuance of other equity instruments	0	0	3,202,790
Amounts raised from long-term loans	1,750,060	0	2,361,875
Amounts raised from short-term loans	0	0	4,856,025
Loans from related entities	0	0	770,522
Loans repayments	(2,004,542)	(342,005)	(8,759,413)
Payments of lease liabilities	(344,038)	(225,358)	(131,917)
Payments of loans to related entities	0	0	(1,008,483)
Dividends paid	(174,838)	0	0
Interest paid	(717,634)	(594,234)	(521,716)
Other cash (outflows) inflows	(73,869)	11,405	(463,766)
Net cash inflow (outflow) from financing activities	(1,564,861)	(1,150,215)	854,955
Net (decrease) increase in cash and cash equivalents before effect of exchanges rate change	371,800	453,848	202,795
Effects of variation in the exchange rate on cash and cash equivalents	(128,773)	44,238	(32,955)
Net (decrease) increase in cash and cash equivalents	243,027	498,086	169,840
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,714,761	1,216,675	1,046,835
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 1,957,788	$ 1,714,761	$ 1,216,675